Other Assets (Details) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Other current assets
Prepayments and accrued income	$ 81	$ 73
Income taxes receivable	30	32
Deferred Compensation Plan Assets Current	17	26
Other receivables	86	66
Total other current assets	214	197
Other non-current assets
Deferred compensation plan assets	92	88
Income Taxes Receivable, Noncurrent	0	21
Accounts Receivable, Net, Noncurrent	29	28
Investments and Other Noncurrent Assets	29	19
Other receivables	70	50
Total other non-current assets	220	206
Total other assets	$ 434	$ 403